Shareholder Fees	Mar. 27, 2026
Taylor Frigon Core Growth Fund | Taylor Frigon Core Growth Fund Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)